Commitments and Contingencies - Commitments with Vendors (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Commitments and Contingencies.
Remaining payments for software and cloud hosting agreements	$ 164,800
2021 (excluding the nine months ended September 30, 2021)	2,655
2022	22,393
2023	20,393
2024	8,000
2025	8,000
2026	103,356
Total minimum lease payments	$ 164,797